Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Reconciliations of numerator and denominator of per-share computations
	For the years ended December 31,
	2012	2013	2014
(in thousands, except share and per share data)	RMB	RMB	RMB
Numerator:
Net income attributable to Shanda Games Limited’s ordinary shareholders for basic and diluted earnings	1,765,392	1,587,888	1,040,473
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	554,813,612	536,790,221	537,189,172
Dilutive effect of share options	28,461	605,192	5,275,948
Dilutive effect of restricted shares	—	—	731,039
Numerator:
Denominator for diluted calculation	554,842,073	537,395,413	543,196,160
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - basic	3.18	2.96	1.94
Net income per ordinary share attributable to Shanda Games Limited’s ordinary shareholders - diluted	3.18	2.95	1.92